Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Burke & Herbert Financial Services Corp.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-41633
Entity Tax Identification Number	92-0289417
Entity Address, Address Line One	100 S. Fairfax Street
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22314
City Area Code	703
Local Phone Number	666-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.50
Trading Symbol	BHRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001964333